Related Party Transactions and Commitments - Schedule of Components of The Related Party Receivables and Related Party Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
ASSETS
Accounts receivable						$ 0	$ 325
Notes receivable and accrued interest						0	756
Total related party receivables						0	1,081
Liabilities:
Accounts payable and accrued liabilities						0	1,674
Accrued interest						0	541
Convertible notes						0	10,000
Total related party liabilities						0	12,215
Net revenue	$ 69,478	$ 78,933	$ 224,700	$ 218,231	$ 293,770	220,742	189,919
Warehousing and Fulfillment Services
Liabilities:
Net revenue					0	815	1,200
Storage and Bottling of Alcoholic Beverages
Liabilities:
Net revenue					0	65	649
Management Fee
Liabilities:
Net revenue					0	407
Marketing and Distribution
Liabilities:
Net revenue					0	1,722
Sales and Marketing Fees
Liabilities:
Net revenue						1,722	0
Concourse Warehouse Lease
Expenses
Expenses					0	344	1,393
Swanson Lease
Expenses
Expenses					0	605	703
ZR Waverly Lease
Expenses
Expenses					$ 0	77	156
Bottling Costs
Expenses
Expenses						$ 0	$ 943